Share-based compensation - Fair value measurement (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Y $ / shares	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2021 USD ($) Y $ / shares
Share-based compensation
Expected annual volatility	88.40%
Expected life, years | Y	6.08
Weighted average grant date fair value | $	$ 2.39
Bottom of range
Share-based compensation
Fair value of the common share	$ 1.06
Exercise price	$ 1.40
Risk-free interest rate	3.46%
Top of range
Share-based compensation
Fair value of the common share	$ 2.92
Exercise price	$ 3.86
Risk-free interest rate	4.98%
NL & US
Share-based compensation
Expected annual volatility		83.90%
Expected life, years | Y		6.08
Weighted average grant date fair value | $		$ 4.01
NL & US | Bottom of range
Share-based compensation
Fair value of the common share		$ 1.71
Exercise price		$ 2.34
Risk-free interest rate		1.65%
NL & US | Top of range
Share-based compensation
Fair value of the common share		$ 3.91
Exercise price		$ 5.50
Risk-free interest rate		3.78%
NL
Share-based compensation
Expected annual volatility			80.10%
Expected life, years | Y			6.08
Weighted average grant date fair value | $			$ 3.61
NL | Bottom of range
Share-based compensation
Fair value of the common share			$ 3.42
Exercise price			$ 5.10
Risk-free interest rate			0.30%
NL | Top of range
Share-based compensation
Fair value of the common share			$ 5.23
Exercise price			$ 7.77
Risk-free interest rate			0.53%
US
Share-based compensation
Expected annual volatility			80.10%
Expected life, years | Y			6.08
Weighted average grant date fair value | $			$ 5.95
US | Bottom of range
Share-based compensation
Fair value of the common share			$ 3.12
Exercise price			$ 5.10
Risk-free interest rate			0.94%
US | Top of range
Share-based compensation
Fair value of the common share			$ 8.71
Exercise price			$ 15.00
Risk-free interest rate			1.34%